Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Intangible Assets and Goodwill

					Acquisition
					through	Impairment	Effects of	Balance at
	Balance at				business	expenses/	movements in	31 December
Cost	1 January 2021	Additions	Disposals	Transfers	combinations	(reversals)	exchange rates	2021
Telecommunication licenses	9,188,733	279	(830)	18	—	—	1,554,745	10,742,945
Computer software	11,835,827	2,003,373	(73,673)	131,439	—	—	540,882	14,437,848
Transmission line software	88,499	764	—	—	—	—	—	89,263
Indefeasible right of usage	159,995	6,127	—	—	—	—	—	166,122
Brand name	9,483	534	(48)	592	—	—	1,650	12,211
Customer base	15,512	—	—	—	—	—	—	15,512
Goodwill (*)	40,010	—	—	—	8,411	—	—	48,421
Subscriber acquisition cost	4,787,853	1,804,368	(56,666)	—	—	—	110,045	6,645,600
Electricity production license	—	—	—	—	182,881	—	—	182,881
Other	186,743	63,722	—	(457)	—	—	6,274	256,282
Construction in progress	1,142	135,067	(551)	(120,714)	—	—	799	15,743
Total	26,313,797	4,014,234	(131,768)	10,878	191,292	—	2,214,395	32,612,828

Accumulated amortization
Telecommunication licenses	4,253,203	662,888	(830)	—	—	26	537,662	5,452,949
Computer software	7,304,194	1,324,586	(73,471)	—	—	15,319	437,734	9,008,362
Transmission line software	79,073	846	—	—	—	—	—	79,919
Indefeasible right of usage	56,974	11,532	—	—	—	—	—	68,506
Brand name	7,040	32	(33)	—	—	—	306	7,345
Customer base	13,085	437	—	—	—	—	—	13,522
Subscriber acquisition cost	2,133,755	995,510	(56,666)	—	—	—	93,030	3,165,629
Electricity production license	—	3,382	—	—	—	—	—	3,382
Other	98,689	52,106	—	—	—	—	640	151,435
Total	13,946,013	3,051,319	(131,000)	—	—	15,345	1,069,372	17,951,049

Net book amount	12,367,784	962,915	(768)	10,878	191,292	(15,345)	1,145,023	14,661,779

(*) As of 31 December 2021, the consolidated financial statements include goodwill amounting to TL 32,834, TL 8,411 and TL 7,176 regarding Turkcell Superonline, Boyut Enerji (Note 3) and Yaani respectively (31 December 2020: 40,010). No impairment test for goodwill has been performed due to immaterial to consolidated financial statements.

							Acquisition
					Impairment		through	Effects of	Balance at
	Balance at				expenses/	Disposal of	business	movements in	31 December
Cost	1 January 2020	Additions	Disposals	Transfers	(reversals)	subsidiaries	combinations	exchange rates	2020
Telecommunication licenses	9,132,617	695	(32,445)	10,110	—	—	—	77,756	9,188,733
Computer software	10,133,924	1,621,210	(31,808)	107,819	—	(10,164)	—	14,846	11,835,827
Transmission line software	74,379	14,120	—	—	—	—	—	—	88,499
Central betting system operating right	12,426	—	—	—	—	(12,426)	—	—	—
Indefeasible right of usage	117,618	9,709	—	32,668	—	—	—	—	159,995
Brand name	7,740	1,518	—	—	—	—	—	225	9,483
Customer base	15,512	—	—	—	—	—	—	—	15,512
Goodwill (*)	32,834	—	—	—	—	—	7,176	—	40,010
Subscriber acquisition cost	3,248,859	1,573,606	(37,307)	—	—	—	—	2,695	4,787,853
Other	93,942	20,968	(388)	39	—	—	71,652	530	186,743
Construction in progress	13,452	134,089	(712)	(145,795)	—	—	—	108	1,142
Total	22,883,303	3,375,915	(102,660)	4,841	—	(22,590)	78,828	96,160	26,313,797

Accumulated amortization
Telecommunication licenses	3,632,968	636,749	(28,052)	(7,700)	—	—	—	19,238	4,253,203
Computer software	6,290,133	1,023,203	(24,295)	—	18,460	(10,164)	—	6,857	7,304,194
Transmission line software	71,602	7,471	—	—	—	—	—	—	79,073
Central betting system operating right	12,375	—	—	—	—	(12,375)	—	—	—
Indefeasible right of usage	40,420	8,854	—	7,700	—	—	—	—	56,974
Brand name	7,040	—	—	—	—	—	—	—	7,040
Customer base	12,648	437	—	—	—	—	—	—	13,085
Subscriber acquisition cost	1,447,606	721,637	(37,307)	—	—	—	—	1,819	2,133,755
Other	60,449	38,158	(107)	—	—	—	—	189	98,689
Total	11,575,241	2,436,509	(89,761)	—	18,460	(22,539)	—	28,103	13,946,013

Net book amount	11,308,062	939,406	(12,899)	4,841	(18,460)	(51)	78,828	68,057	12,367,784
(*)

On 13 May 2019, Turkcell signed a share purchase agreement to acquire 100% of the shares of Yaani (formerly “NTENT Netherlands BV”). The transfer of legal shares was completed on 14 May 2019. The acquisition date has been determined as 1 June 2020. The total consideration transferred amounting to USD 12,310 (TL 78,828) has been accounted for under ‘Goodwill’ in the 30 June 2020 financial statements. In accordance with a purchase price allocation report prepared by qualified external experts, total acquisition amount has been allocated to ‘Intangible assets’ amounting to USD 10,472 (TL 71,652) and ‘Goodwill’ amounting to TL 7,176. Management worked closely with the qualified external experts to establish the appropriate valuation techniques and inputs to the model.